INTANGIBLE ASSETS AND LIABILITIES, NET- Summarized Intangible Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Intangible assets:
Intangible assets	$ 95,513	$ 35,513
Less: Accumulated amortization	(27,776)	(22,485)
Intangible assets, net	67,737	13,028
Jefferson Terminal
Intangible assets:
Intangible assets	35,513	35,513
Less: Accumulated amortization	(26,038)	(22,485)
Intangible assets, net	9,475	13,028
Railroad
Intangible assets:
Intangible assets	60,000	0
Less: Accumulated amortization	(1,738)	0
Intangible assets, net	$ 58,262	$ 0